Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Nov. 06, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000092399
Account Value [Line Items]
Line Graph and Table Measure Name	ERShares Global Entrepreneurs
Account Value	$ 25,917	$ 18,844	$ 15,577	$ 13,815	$ 22,664	$ 15,890	$ 14,471	$ 14,312		$ 12,063	$ 9,725	$ 10,000
C000194842
Account Value [Line Items]
Line Graph and Table Measure Name	ERShares Private-Public Crossover ETF
Account Value	$ 22,183	18,081	14,200	11,005	19,321	14,636	12,094	11,730	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023		12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 27,239	23,652	18,989	15,878	17,764	12,617	11,736	10,629	10,000
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,533	23,683	19,704	16,626	19,409	13,959	13,573	12,765		$ 11,491	$ 9,722	$ 10,000
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 35,035	$ 29,863	$ 22,372	$ 17,601	$ 21,669	$ 15,207	$ 12,335	$ 11,057	$ 10,000